Supplement dated September 13, 2005

to the Statement of Additional Information

of Pearl Mutual Funds dated May 1, 2005

Effective September 9, 2005, Peggy Sue Armstrong-Gustafson resigned as a Trustee of Pearl Mutual Funds (the “Trust”).